Insurance Proceeds	12 Months Ended
Dec. 31, 2024
Insurance Proceeds
Insurance Proceeds

8) Insurance Proceeds

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss of hire are recognized when the proceeds are received. As of December 31, 2024, the Partnership had open insurance claims for loss of hire and hull and machinery recoveries of $3.9 million and $0.0 million, respectively, which were recorded as part of Other current asset. As of December 31, 2023, the Partnership had open insurance claims for loss of hire and hull and machinery recoveries of $0.0 million and $0.1 million, respectively, which were recorded as part of Other current asset. See Note 12(b)—Other Current Asset.

As of December 31, 2022, loss of hire proceeds of $0.8 million related to the Vigdis Knutsen were recognized as a component of the total revenues, since day rates are recovered under the terms of the policy.

As of December 31, 2023, loss of hire proceeds of $2.8 million related to the Synnøve Knutsen, the Windsor Knutsen, the Lena Knutsen, and the Tove Knutsen were recognized as a component of the total revenues, since day rates are recovered under the terms of the policy.

As of December 31, 2024, loss of hire proceeds of $6.0 million related to the Brasil Knutsen and the Torill Knutsen were recognized as a component of total revenues, since day rates are recovered under the terms of the policy.